  Defiance Daily Target 2X Long SMCI ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 52.3%
Money Market Funds - 7.7%	Shares	Value
Dreyfus Government Cash Management - Class Institutional, 3.55%(a)	203	$203
First American Government Obligations Fund - Class X, 3.58%(a)	11,526,297	11,526,297
		11,526,500

U.S. Treasury Bills - 44.6%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	67,300,000	67,138,480

TOTAL SHORT-TERM INVESTMENTS (Cost $78,648,847)		78,664,980

TOTAL INVESTMENTS - 52.3% (Cost $78,648,847)		$78,664,980
Other Assets in Excess of Liabilities - 47.7%		71,655,638
TOTAL NET ASSETS - 100.0%		$150,320,618

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long SMCI ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 19.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Super Micro Computer, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 10.00%	Termination(e)	09/29/2026	$30,672,000	$1,773,439
Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.50%	Termination(e)	09/08/2028	33,151,348	5,082,704
Super Micro Computer, Inc.	Clear Street LLC	Receive	OBFR + 6.00%	Termination(c)	12/14/2027	30,564,421	1,606,865
Super Micro Computer, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 40.00%	Termination(c)	03/16/2033	45,156,000	8,579,536
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(d)	09/18/2028	45,440,000	5,094,351
Super Micro Computer, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 9.00%	Termination(b)	10/05/2028	37,970,800	1,211,964
Super Micro Computer, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 12.00%	Termination(a)	01/31/2033	37,346,000	4,586,245
Super Micro Computer, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 15.00%	Termination(f)	03/31/2033	39,760,000	1,787,698
							29,722,802

Net Unrealized Appreciation (Depreciation)							29,722,802

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.